Income Taxes (Tax Effects of Temporary Differences to Deferred Tax Assets and Deferred Tax Liabilities) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Inventories	¥ 10,739	¥ 11,921
Accrued business tax	2,361	4,705
Accrued pension and severance cost	105,933	98,114
Research and development - costs capitalized for tax purposes	4,690	5,383
Property, plant and equipment	33,738	33,488
Accrued expenses	28,015	30,126
Net operating losses carried forward	28,549	29,006
Other	38,683	38,526
Deferred Tax Assets, Gross, Total	252,708	251,269
Less valuation allowance	(30,734)	(30,783)
Total deferred tax assets	221,974	220,486
Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(7,615)	(9,859)
Tax deductible reserve	(4,050)	(4,396)
Financing lease revenue	(26,441)	(38,287)
Intangible assets	(66,189)	(74,377)
Other	(27,474)	(32,723)
Total deferred tax liabilities	(131,769)	(159,642)
Net deferred tax assets	¥ 90,205	¥ 60,844